Segment Information	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
Segment information
27	Segment information

The Company is involved in the operation of retail stores located in 24 Brazilian states and the Federal District. Operating segments are disclosed consistently with the internal report submitted to the main operating decision-maker, identified as the Chief Executive Officer.

The chief operating decision-maker allocates resources and evaluates performance by reviewing results and other segment-related information.

The Company deems irrelevant the disclosure of information on sales per product category, given that similar products are sold based on each business’ strategies and each segment has its own management controls.

The Company operated in one operating segment: Cash & Carry, it includes the “ASSAÍ” banner. As of December 31, 2024, 2023 and 2022 the Company operated in a single segment.

Geographic distribution of stores

Our stores are located throughout 24 states and in the Federal District in Brazil. We operate mainly in the Southeast region of Brazil, in states of São Paulo, Rio de Janeiro, Espirito Santo and Minas Gerais. The Southeast region accounted for 58.6%, 57.7% and 55.2% of our net operating revenue for the years ended December 31, 2024, 2023 and 2022, respectively, while the other Brazilian regions (North, Northeast, Midwest and South), in the aggregate, accounted for 41.4%, 42.3% and 44.8% of our net operating revenue for the years ended December 31, 2024, 2023 and 2022, respectively.